Note 18 - Fair Value Disclosure Measurements - Assets Measured on a Recurring Basis (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Total debt securities	$ 164,967,000	$ 170,199,000
Equity securities in financial institutions	915,000	818,000
Investment securities available for sale, at fair value	164,967,000	170,199,000
Subordinated Debt Securities [Member]
Total debt securities	30,164,000	32,537,000
Investment securities available for sale, at fair value	30,164,000	32,537,000
Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	7,469,000	10,317,000
Investment securities available for sale, at fair value	7,469,000	10,317,000
Fair Value, Recurring [Member]
Total debt securities	164,967,000	170,199,000
Equity securities in financial institutions	915,000	818,000
Total	165,882,000	171,017,000
Investment securities available for sale, at fair value	164,967,000	170,199,000
Fair Value, Recurring [Member] | Subordinated Debt Securities [Member]
Total debt securities	30,164,000	32,537,000
Investment securities available for sale, at fair value	30,164,000	32,537,000
Fair Value, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	127,334,000	127,345,000
Investment securities available for sale, at fair value	127,334,000	127,345,000
Fair Value, Recurring [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	7,469,000	10,317,000
Investment securities available for sale, at fair value	7,469,000	10,317,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Total debt securities	0	0
Equity securities in financial institutions	915,000	818,000
Total	915,000	818,000
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Subordinated Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Total debt securities	156,230,000	157,999,000
Equity securities in financial institutions	0	0
Total	156,230,000	157,999,000
Investment securities available for sale, at fair value	156,230,000	157,999,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Subordinated Debt Securities [Member]
Total debt securities	21,427,000	20,337,000
Investment securities available for sale, at fair value	21,427,000	20,337,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	127,334,000	127,345,000
Investment securities available for sale, at fair value	127,334,000	127,345,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	7,469,000	10,317,000
Investment securities available for sale, at fair value	7,469,000	10,317,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Total debt securities	8,737,000	12,200,000
Equity securities in financial institutions	0	0
Total	8,737,000	12,200,000
Investment securities available for sale, at fair value	8,737,000	12,200,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Subordinated Debt Securities [Member]
Total debt securities	8,737,000	12,200,000
Investment securities available for sale, at fair value	8,737,000	12,200,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | US States and Political Subdivisions Debt Securities [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-Backed Securities, Issued by US Government Sponsored Enterprises [Member]
Total debt securities	0	0
Investment securities available for sale, at fair value	$ 0	$ 0